As filed with the Securities and Exchange Commission
on January 21, 1999
------------------------------------------------------
-----------------------
Registration No. 2-74288
		811-3275

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933

[   ]  Pre-Effective Amendment No.

[X]    Post-Effective Amendment  No. 55

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940,
Amendment No. 57

SMITH BARNEY INVESTMENT FUNDS INC.
(Exact name of Registrant as Specified in Charter)
388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices) (Zip Code)
(800)-451-2010
(Registrant's Telephone Number, including Area Code:)
Christina T. Sydor
388 Greenwich Street, New York, New York 10013(22nd
Floor)
(Name and Address of Agent For Service)
Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:
	immediately upon filing pursuant to Paragraph (b) of Rule 485 On (date) pursuant to paragraph (b) of Rule 485
XXX	60 days after filing pursuant to paragraph (a)(1) of Rule 485
	On (date) pursuant to paragraph (a)(1) of Rule 485
	75 days after filing pursuant to paragraph (a)(2) of Rule 485 On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

XXX	This post-effective amendment designates a new
effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common
Stock



SMITH BARNEY INVESTMENT FUNDS
PART A

The Prospectus for Class A, Class B, Class L and Class Y shares of the Smith Barney Small Cap Growth Fund of Smith Barney
Investment Funds Inc. (the "Fund") is incorporated by reference to Part A of Post-Effective Amendment No. 53 to the Fund's Registration Statement filed on November 25, 1998 (Accession No. 91155-98-695).


PART B


The Statement of Additional Information for Class A, Class B, Class L and Class Y shares of the Smith Barney
Small Cap Growth Fund is incorporated by reference to Part B of Post-Effective Amendment No.53 to the Fund's Registration Statement filed on November 25, 1998 (accession No. 91155-98-695).




PART C - OTHER INFORMATION

Item 23.  Exhibits

All references are to the Registrant's registration statement on Form N-1A (the "Registration Statement") as filed with the SEC on October 2, 1981(File Nos. 2-
74288 and 811-3275).

(a) Articles of Restatement dated September 17, 1993 to Registrant's Articles of Incorporation dated
September 28, 1981, Articles of Amendment dated
October 14, 1994, Articles Supplementary, Articles  of
Amendment dated October 14, 1994, Articles
Supplementary, Articles of Amendments and Certificates of Correction dated November 7, 1994, are incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement filed on November 7, 1994.
Articles of Amendment dated October 23, 1997 are incorporated by reference to Post-Effective Amendment
No. 46 dated October 23, 1997("Post-Effective
Amendment No.46").  Articles of Amendment dated
February 27, 1998 are incorporated by reference to Post-Effective Amendment No. 48 dated April 29, 1998.
Articles of Amendment dated June 1, 1998 are incorporated by reference to Post-Effective Amendment No. 49.

(b) Registrant's By-Laws, as amended on September 30,
1992 are incorporated by reference to Post-Effective
Amendment No. 30 to the Registration Statement filed on April 30, 1993.

(c) Registrant's form of stock certificate for Smith
Barney Hansberger Global Value Fund ("Global Value
Fund") and Smith Barney Hansberger Global Value Small
Cap Fund ("Small Cap Fund") is incorporated by reference to Post Effective Amendment 46.

(d)(1) Investment Advisory Agreement dated July 30,
1993, between the Registrant on behalf of Smith Barney
Investment Grade Bond Fund, Smith Barney Government
Securities Fund and Smith Barney Special Equities
Fund and Greenwich Street Advisors is incorporated by reference to the Registration Statement filed on Form
N-14 on September 2, 1993, File No. 33-50153.

(d)(2) Investment Advisory Agreements on behalf of
Smith Barney Growth Opportunity Fund and Smith Barney
Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27,
1995.

(d)(3) Investment Management Agreements on behalf of
Global Value Fund and Global Small Cap Fund between
Registrant and Smith Barney Mutual Funds Management
Inc. is incorporated by reference to Post-Effective
Amendment No. 46.

(d)(4) Sub-Advisory Agreement on behalf of Global
Value Fund and Global Small Cap Fund between MMC and
Hansberger Global Investors Inc. is
incorporated by reference to Post-Effective
Amendment No. 46.

(d)(5)Investment Management Agreements on behalf of Smith Barney Small Cap Growth Fund and Smith Barney
Small Cap Value Fund between Registrant and
Mutual Management Corp. is incorporated by reference
To Post-Effective Amendment No. 49.

(e)(1) Distribution Agreement dated July 30, 1993, between the Registrant and Smith Barney Shearson Inc.
is incorporated by reference to the registration statement filed on Form N-14 on September 2, 1993.
File 33-50153.

(e)(2) Form of Distribution Agreement between the
Registrant and PFS Distributors on behalf of Smith
Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

(e)(3) Form of Distribution Agreement between the
Registrant and CFBDS, Inc. is incorporated by reference
To Post-Effective Amendment No. 49.

(f) Not Applicable.

(g)(1) Custodian Agreement with PNC Bank, National
Association is incorporated by reference to Post -
Effective Amendment No. 44 filed on April 29, 1997.

(g)(2) Custodian Agreement with Chase Manhattan Bank is incorporated by reference to Post-Effective
Amendment No. 46.

(h)(1)  Transfer Agency and Registrar Agreement dated
August 5, 1993 with First Data Investor Services
Group, Inc. (formerly The Shareholder Services Group,
Inc.) is incorporated by reference to Post-Effective
Amendment No. 31 as filed on December 22, 1993 (Post-
Effective Amendment No. 31").

(h)(2)Sub-Transfer Agency Agreement between the
Registrant and PFS Shareholders Services on behalf of Smith Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

(i)  Opinion of Robert A. Vegliante, Deputy General
Counsel of Smith Barney Mutual Funds Management Inc.
filed with the Registrant's rule 24-f2 Notice
(Accession No. 000091155-97-000104) is incorporated by reference.

(j)  To be filed by amendment.

(k) Not Applicable

(l)  Not Applicable

(m)(1) Amended Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Investment Grade Bond Fund, Smith
Barney Government Securities Fund, Smith Barney Special
Equities Fund and Smith Barney European Fund and Smith
Barney, Inc. ("Smith Barney") are incorporated by reference to Post-Effective Amendment No. 37'

(m)(2) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Growth Opportunity Fund and
Smith Barney Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27, 1995.

(m)(3) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of the Global Value Fund and Small Cap Fund is incorporated by reference to Post-Effective Amendment
No. 46.

(m)(4) Form of Amended and Restated Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of each of its series is incorporated by reference to Post-Effective Amendment
No. 49.

(n) Not Applicable.

(o) Form of Plan pursuant to Rule 18f-3 is incorporated by reference to Post-Effective Amendment No.50 to Registration Statement.

 Item 24.

None.


Item  25.  Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement filed on Form N-14 on October
8, 1993 (File No. 33-50153).

Item 26.  Business and Other Connections of
Investment Adviser

Investment Adviser -Mutual Management Corp.("MMC") formerly Smith Barney Mutual Funds Management Inc.

MMC was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings")(formerly known as Smith Barney Holdings
Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").The list required by this
Item 26 of officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC pursuant to the Advisers
Act (SEC File No. 801-8314).

Item 27.	Principal Underwriters
(a) CFBDS, Inc. the Registrant's Distributor, is also the distributor for
CitiFundsSM International Growth & Income Portfolio,
CitiFundsSM International Equity Portfolio, CitiFundsSM Large Cap
Growth
Portfolio, CitiFundsSM Intermediate Income Portfolio,
CitiFundsSM Short-Term U.S. Government Income Portfolio,
CitiFundsSM Emerging Asian Markets Equity Portfolio,
CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves,
CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves,
SM Institutional Cash Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves,
CitiFundsSM California Tax Free Reserves,
CitiFundsSM Connecticut Tax Free Reserves,
CitiFundsSM New York Tax Free Reserves, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio,
CitiFundsSM Small Cap Growth Portfolio, CitiFundsSM National
Tax Free Income Portfolio, CitiFundsSM New York Tax Free Income
Portfolio,
CitiSelect VIP Folio 200, Citiselect VIP Folio 300,
CitiSelect (VIP Folio 400, CitiSelect (VIP Folio 500,
CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect (Folio 200, CitiSelect (Folio 300, CitiSelect (Folio 400, and CitiSelect (Folio 500.
CFBDS is also the placement agent for Large Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio,
Intermediate Income Portfolio, Short-Term Portfolio,
Growth & Income Portfolio, Large Cap Growth Portfolio,
Small Cap Growth Portfolio, International Equity Portfolio,
Balanced Portfolio, Government Income Portfolio, Emerging
Asian Markets Equity Portfolio, Tax Free Reserves Portfolio,
Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

     CFBDS, Inc. is also the distributor for the following
Smith Barney Mutual Fund registrants:
Concert Investment Series
Consulting Group Capital Markets Funds
Greenwich Street Series Fund
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Travelers Series Fund Inc.
And various series of unit investment trusts.

CFBDS, Inc. is also the distributor for the following
Salomon Brothers funds;
Salomon Brothers Opportunity Fund Inc
Salomon Brothers Investors Fund Inc
Salomon Brothers Capital Fund Inc
Salomon Brothers Series Funds Inc
Salomon Brothers Institutional Series Funds Inc
Salomon Brothers Variable Series Funds Inc

The information required by this Item 27 with respect to each director, officer and partner of CFBDS, Inc.
is incorporated by reference to Schedule A of Form BD filed by CFBDS, Inc. pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-32417).

Item 28.  Location of Accounts and Records

(1) 	Smith Barney Investment Funds Inc.
	388 Greenwich Street
	New York, New York 10013

(2)	Mutual Management Corp.
	388 Greenwich Street
	New York, New York  10013

(3)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA

(4)	The Chase Manhattan Bank
	Chase Metrotech Center
	Brooklyn, New York 11245

(5)	First Data Investor Services Group, Inc.
	One Exchange Place
	Boston, Massachusetts 02109

(6) 	CFBDS Inc.
21 Milk Street, 5th floor
Boston, Massachusetts 02109

Item 29. Management Services

	Not Applicable.

Item 30. Undertakings

Not applicable


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY
INVESTMENT FUNDS INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 20th day of January, 1999.

SMITH BARNEY INVESTMENT FUNDS INC.


By: /s/ Heath B. McLendon*
      Heath B. McLendon
      Chief Executive Officer


	WITNESS our hands on the date set forth below.

	Pursuant to the requirements of the Securities
Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title					Date

/s/ Heath B. McLendon	Chairman of the Board		1/20/99
Heath B. McLendon		(Chief Executive Officer)

/s/ Lewis E. Daidone	 Senior Vice President
Lewis E. Daidone		 and Treasurer			1/20/99
				(Chief Financial
				and Accounting Officer)

/s/ Paul R. Ades	*		Director			1/20/99
Paul R. Ades

/s/ Herbert Barg*	 		Director			1/20/99
Herbert Barg

/s/ Dwight B. Crane*		Director			1/20/99
Dwight B. Crane

/s/ Frank Hubbard*		Director			1/20/99
Frank Hubbard

 /s/ Jerome Miller**		Director			1/20/99
Jerome Miller

/s/ Ken Miller*			Director			1/20/99
Ken Miller


*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 3, 1994.

**Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated April 15, 1998.


/s/ Heath B. McLendon
Heath B. McLendon

EXHIBITS


Exhibit No.			Description of Exhibit

None